15. Non-financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-financial Assets And Liabilities
Defined benefit obligation at beginning of year	$ 312,142	$ 310,617
Cost of interest	88,216	38,641
Cost of service for the current year	20,347	14,400
Past service cost	0	37,719
Actuarial (gains) losses	(7,471)	59,403
Benefits paid	(15,759)	(40,149)
Decrease due to gain on net monetary position	(82,863)	(108,489)
Defined benefit obligation at end of year	$ 314,612	$ 312,142